Long-term Borrowings, Capital Lease Obligations and License Agreements - Bilateral Loan Facility Commitment (Details) - Consummation of Merger Agreement and alternative financing not obtained - Bilateral Loan Facility Commitment Letter - Term Loan Facility dated as of January 10, 2018
Dec. 16, 2017 USD ($)
Long-Term Borrowings
Financing agreement amount	$ 450,000,000
Term	2 years